INTANGIBLE ASSETS, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
Amortization of Intangible Assets, Total	$ 804	$ 358	$ 332